Document and Entity Information	May 03, 2019
Document And Entity Information
Document Type	497
Document Period End Date	May 31, 2018
Entity Registrant Name	Community Capital Trust
Entity Central Index Key	0001078195
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	May 03, 2019
Document Effective Date	May 03, 2019
Prospectus Date	Oct. 01, 2018